SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		12 Months Ended												0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Jul. 01, 2013 USD ($)	Jul. 01, 2013 CNY	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of revenues USD ($)	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2013 Product development USD ($)	Dec. 31, 2013 Product development CNY	Dec. 31, 2013 Sales and marketing USD ($)	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2013 General and administrative USD ($)	Dec. 31, 2013 General and administrative CNY	Jul. 01, 2013 Licensed copyrights	Dec. 31, 2013 Licensed copyrights	Jun. 30, 2013 Purchased movie and television series copyrights	Jul. 01, 2013 Purchased movie and television series copyrights Reassessment of accelerated amortization pattern Impact of change in accounting estimate	Dec. 31, 2013 Purchased movie and television series copyrights Reassessment of accelerated amortization pattern Impact of change in accounting estimate USD ($)	Dec. 31, 2013 Purchased movie and television series copyrights Reassessment of accelerated amortization pattern Impact of change in accounting estimate CNY
Impairment of Long-Lived Assets Other Than Goodwill
Carrying Amount	$ 161,035	974,857
Useful life of primary asset															2 years 6 months
Discount rate (as a percent)	16.00%	16.00%
Fair Value	145,165	878,786
Allocation of impairment charge			15,870	96,071	0	0	14,114	85,442	482	2,920	723	4,376	551	3,333
Weighted-average useful life of an intangible asset																1 year 11 months 16 days	3 years	2 years
Increase in amortization expense			128,162	775,855	402,445	161,553													12,566	76,070
Increase in net loss			95,932	580,744	424,003	172,104													12,566	76,070
Increase in basic loss per share (in dollars per share)																				0.03
Increase in basic loss per ADS (in dollars per share)																				0.46
Revenue recognition
Sub-licensing revenues			16,247	98,351	96,091	31,486
Revenue from mobile value-added services			32,389	196,075	46,894	4,910
Barter transactions
Amount of carrying values of broadcasting rights given up, recorded for the barter transaction				0
Gain(loss) recognized on nonmonetary transactions to exchange online broadcasting rights				0
Commissions to third-party advertising agencies
Commissions to third-party advertising agencies			96,631	584,978	442,663	180,644
Value-added tax and business tax
Number of additional regions to which pilot value-added tax reform program has been expanded			8	8
Cultural business construction fees prior to implementation of the pilot VAT reform program (as a percent)			8.60%	8.60%
VAT rate on online advertising services (as a percent)			6.00%	6.00%
Surcharges on VAT rate on online advertising services (as a percent)			12.00%	12.00%
Cultural business construction fee (as a percent)			3.00%	3.00%
VAT and business tax			45,674	276,497	169,283	90,215
Advertising expenses
Advertising expense			23,736	143,691	42,748	40,290
Government subsidies
Amount of government grant			2,231	13,504
Government subsidies recorded as other income			4,210	25,489	10,531	0
Leases
Capital Leases				0	0	0